S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - USD ($)		Dec. 10, 2025	May 27, 2025
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 20,000
SPAC Sponsor, Nature of Reimbursement		Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			12,321,429
Over Allotment Options [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			1,607,143
Price Paid or to be Paid for Securities, Total Amount			$ 25,000
Price Paid or to be Paid for Securities, Per Share			$ 0.002
Sponsor [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		200,000
Price Paid or to be Paid for Securities, Total Amount		$ 2,000,000
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			12,321,429
Price Paid or to be Paid for Securities, Total Amount			$ 25,000
Price Paid or to be Paid for Securities, Per Share			$ 0.002
Sponsor [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			1,607,143
MFH 2, LLC [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[1]	6,428,571
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
MFH 2, LLC [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		200,000
Price Paid or to be Paid for Securities, Total Amount		$ 2,000,000
Working Capital [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Ian Hanna [Member] | Representative Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[2],[3]	600,000

[1]	Assumes the full forfeiture of 964,286 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	ARC Group Securities LLC, the sole book-running manager and representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our Chief Operating Officer and Executive Director, is deemed a promoter of our company. Assumes the underwriters’ overallotment option is not exercised.
[3]	ARC Group Securities, the sole book-running manager and representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities and our executive director and COO, is deemed a promoter of our company. Assumes that the underwriter’s over-allotment option is not exercised.